Financial Assets and Liabilities - Summary of Cash and Cash Equivalents (Details) - USD ($) $ in Thousands	Mar. 31, 2019	Jun. 30, 2018	Mar. 31, 2018	Jun. 30, 2017
Disclosure Of Financial Assets And Liabilities [Abstract]
Cash at bank	$ 69,960	$ 37,221	$ 58,980
Deposits at call	425	542	559
Cash and cash equivalents	$ 70,385	$ 37,763	$ 59,539	$ 45,761